Investments	6 Months Ended
Sep. 30, 2022
Investments

3. Investments
Available-for-sale
and
held-to-maturity
securities
The amortized cost, net of allowance for credit losses, gross unrealized gains and losses, and fair value of available-for-sale
and
held-to-maturity
securities at March 31, 2022 and September 30, 2022 are as follows:

	Amortized cost (4)(5)	Gross unrealized gains	Gross unrealized losses	Fair value

	(in millions of yen)
March 31, 2022

Available-for-sale securities:
Debt securities:
Japanese government bonds	25,191,315	5,794	38,379	25,158,730
Japanese local government bonds	421,557	254	2,165	419,646
U.S. Treasury bonds and federal agency securities	381,653	—	8,444	373,209
Other foreign government bonds	1,338,295	220	2,578	1,335,937
Agency mortgage-backed securities (1)	452,830	1,695	3,985	450,540
Residential mortgage-backed securities	58,246	194	312	58,128
Commercial mortgage-backed securities	848,568	5,437	214	853,791
Japanese corporate bonds and other debt securities	2,222,670	14,212	1,705	2,235,177
Foreign corporate bonds and other debt securities (2)	787,263	2,490	1,021	788,732

Total	31,702,397	30,296	58,803	31,673,890

Held-to-maturity securities:
Debt securities:
Japanese government bonds	479,980	5,101	—	485,081
Agency mortgage-backed securities (3)	1,039,075	24	58,604	980,495

Total	1,519,055	5,125	58,604	1,465,576

September 30, 2022

Available-for-sale securities:
Debt securities:
Japanese government bonds	17,134,700	6,614	38,011	17,103,303
Japanese local government bonds	500,473	149	3,959	496,663
U .S. Treasury bonds and federal agency securities	448,530	—	13,737	434,793
Other foreign government bonds	1,284,950	97	4,804	1,280,243
Agency mortgage-backed securities (1)	500,825	1,112	7,579	494,358
Residential mortgage-backed securities	52,866	97	863	52,100
Commercial mortgage-backed securities	864,060	4,838	321	868,577
Japanese corporate bonds and other debt securities	2,115,489	10,422	4,095	2,121,816
Foreign corporate bonds and other debt securities (2)	891,279	2,193	1,665	891,807

Total	23,793,172	25,522	75,034	23,743,660

Held-to-maturity securities:
Debt securities:
Japanese government bonds	839,581	3,973	667	842,887
Agency mortgage-backed securities (3)	1,232,887	—	183,109	1,049,778

Total	2,072,468	3,973	183,776	1,892,665

Notes:
(1)
Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥450,507 million and ¥33 million, respectively, at March 31, 2022, and ¥494,324 million and ¥34 million, respectively, at September 30, 2022. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Government National Mortgage Association (“Ginnie Mae”) securities, which are guaranteed by the United States government.

(2)
Other debt securities presented in this line primarily consist of Foreign negotiable certificates of deposit (“NCDs”) and asset-backed securities (“ABS”), of which the total fair values were ¥247,762 million at March 31, 2022, and ¥226,762 million at September 30, 2022.

(3)	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.

(4)	Amortized cost, net of the allowance for credit losses, of which the amounts related to available-for-sale securities w ere ¥34,326 million at March 31, 2022 , and ¥nil at September 30, 2022.
(5)	Accrued interest receivables are excluded from amortized cost, of which the amount were ¥4,702 million at March 31, 2022, and ¥5,274 million at September 30, 2022 and included in Accrued income.
Contractual maturities
The amortized cost, net of allowance for credit losses, and fair value of available-for-sale
and
held-to-maturity
securities at September 30, 2022 are shown in the table below based on their contractual maturities. Expected maturities may differ from contractual maturities because some securities are not due at a single maturity date, and some securities, such as mortgage-backed securities, contain embedded call or prepayment options.

Amortized cost	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total

	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	13,784,027	1,527,715	1,695,453	127,505	17,134,700
Japanese local government bonds	31,462	254,156	207,348	7,507	500,473
U.S. Treasury bonds and federal agency securities	289,397	159,133	—	—	448,530
Other foreign government bonds	1,081,620	200,767	1,283	1,280	1,284,950
Agency mortgage-backed securities	—	—	1,235	499,590	500,825
Residential mortgage-backed securities	—	—	—	52,866	52,866
Commercial mortgage-backed securities	5,000	518,740	340,320	—	864,060
Japanese corporate bonds and other debt securities	275,168	1,263,577	253,180	323,564	2,115,489
Foreign corporate bonds and other debt securities	485,021	298,537	88,524	19,197	891,279

Total	15,951,695	4,222,625	2,587,343	1,031,509	23,793,172

Held-to-maturity securities:
Debt securities:
Japanese government bonds	319,987	249,965	269,629	—	839,581
Agency mortgage-backed securities	—	—	—	1,232,887	1,232,887

Total	319,987	249,965	269,629	1,232,887	2,072,468

Fair value	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total

	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	13,785,916	1,523,649	1,674,710	119,028	17,103,303
Japanese local government bonds	31,490	253,676	204,283	7,214	496,663
U.S. Treasury bonds and federal agency securities	282,356	152,437	—	—	434,793
Other foreign government bonds	1,079,499	198,182	1,282	1,280	1,280,243
Agency mortgage-backed securities	—	—	1,229	493,129	494,358
Residential mortgage-backed securities	—	—	—	52,100	52,100
Commercial mortgage-backed securities	4,997	521,126	342,454	—	868,577
Japanese corporate bonds and other debt securities	275,173	1,262,115	252,101	332,427	2,121,816
Foreign corporate bonds and other debt securities	484,357	298,704	88,589	20,157	891,807

Total	15,943,788	4,209,889	2,564,648	1,025,335	23,743,660

Held-to-maturity securities:
Debt securities:
Japanese government bonds	321,991	251,598	269,298	—	842,887
Agency mortgage-backed securities	—	—	—	1,049,778	1,049,778

Total	321,991	251,598	269,298	1,049,778	1,892,665

Credit losses
Allowance for credit losses on
available-for-sale
securities decreased by ¥3 billion from March 31, 2021 to ¥
11
 billion as of September 30, 2021 due mainly to a decrease of credit losses for certain Japanese corporate bonds and other debt securities, not due to the reduction or sale of securities during the period. The MHFG Group did not
recognize allowance for credit losses on
available-for-sale
securities as of September 30, 2022, a decrease by ¥
34
 billion from March 31, 2022. The decrease was due to a sale of certain Japanese corporate bonds and other debt securities during the period. The Group did not recognize allowance for credit losses on held-to-maturity
securities on March 31 and September 30, 2021 and March 31 and September 30, 2022 because held-to-maturity
securities consist of Japanese government bond and agency mortgage-backed securities like Ginnie Mae securities. See Note 1 “Basis of presentation” for further details of the methodology used to determine the allowance for credit losses.
Continuous unrealized loss position
The following table shows the gross unrealized losses, net of allowance for credit losses, and fair value of available-for-sale
securities, aggregated by the length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2022 and September 30, 2022:

	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses

	(in millions of yen)
March 31, 2022

Available-for-sale securities:
Debt securities:
Japanese government bonds	19,407,878	11,377	1,565,950	27,002	20,973,828	38,379
Japanese local government bonds	229,562	1,277	136,733	888	366,295	2,165
U.S. Treasury bonds and federal agency securities	321,073	7,209	41,555	1,235	362,628	8,444
Other foreign government bonds	729,134	2,178	71,647	400	800,781	2,578
Agency mortgage-backed securities (Note)	183,150	2,326	78,717	1,659	261,867	3,985
Residential mortgage-backed securities	9,221	11	17,193	301	26,414	312
Commercial mortgage-backed securities	58,815	185	13,939	29	72,754	214
Japanese corporate bonds and other debt securities	605,067	1,516	53,020	189	658,087	1,705
Foreign corporate bonds and other debt securities	302,569	692	53,338	329	355,907	1,021

Total	21,846,469	26,771	2,032,092	32,032	23,878,561	58,803

September 30, 2022

Available-for-sale securities:
Debt securities:
Japanese government bonds	2,725,251	5,019	1,640,200	32,992	4,365,451	38,011
Japanese local government bonds	283,423	2,123	173,980	1,836	457,403	3,959
U.S. Treasury bonds and federal agency securities	373,689	11,682	48,585	2,055	422,274	13,737
Other foreign government bonds	813,981	3,014	208,218	1,790	1,022,199	4,804
Agency mortgage-backed securities (Note)	222,199	3,457	128,252	4,122	350,451	7,579
Residential mortgage-backed securities	25,540	404	15,278	459	40,818	863
Commercial mortgage-backed securities	65,732	168	45,097	153	110,829	321
Japanese corporate bonds and other debt securities	1,470,008	3,741	365,809	354	1,835,817	4,095
Foreign corporate bonds and other debt securities	346,861	1,102	55,116	563	401,977	1,665

Total	6,326,684	30,710	2,680,535	44,324	9,007,219	75,034

Note:
Agency mortgage-backed securities presented in this line consist of Japanese agency mortgage-backed securities, of which the fair values were ¥261,867 million at March 31, 2022, and ¥350,451 million at September 30, 2022. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.

At September 30, 2022, the MHFG Group did not intend to sell the debt securities in an unrealized loss position and it was not more likely than not that the Group would be required to sell them before the recovery of their amortized cost bases. For Japanese government bonds, U.S. Treasury bonds and federal agency securities and Agency mortgage-backed securities, their entire amortized cost bases were expected to be recovered since the unrealized losses had not resulted from credit deterioration, but primarily from changes in interest rates. For the debt securities other than those described above, except for the securities for which credit losses have been recognized in income, the Group determined that their entire amortized cost bases were expected to be recovered, after considering various factors such as the extent to which their fair values were below their amortized cost bases, the external and/or internal ratings and the present values of cash flows expected to be collected. Based on the aforementioned evaluation, except for the securities for which credit losses have been recognized in income, the Group determined that the debt securities in an unrealized loss position were not considered credit losses.
Realized gains and losses
The following table shows the realized gains and losses on sales of available-for-sale
securities for the six months ended September 30, 2021 and 2022.
See “Consolidated Statements of Cash Flows (Unaudited)” for the proceeds from sales of investments.

	Six months ended September 30,
	2021	2022

	(in millions of yen)
Gross realized gains	4,687	15,905
Gross realized losses	(3,925)	(9,151)

Net realized gains (losses) on sales of available-for-sale securities	762	6,754

Equity securities
Equity securities include securities which have readily determinable fair values, securities which qualify for the practical expedient to estimate fair value using the net asset value per share (or its equivalent), and securities which are without readily determinable fair values. Equity securities which have readily determinable fair values mainly consist of common stock of Japanese listed companies. Equity securities which are measured based on the net asset value per share (or its equivalent) consist of private equity and real estate funds. Equity securities without readily determinable fair values include non-marketable
stock including preferred stock issued by equity method investees.
Net gains and losses
The following table shows the details of the net gains and losses on Equity securities for the six months ended September 30, 2021 and 2022:

	Six months ended September 30,
	2021	2022

	(in millions of yen)
Net gains (losses) recognized during the period on equity securities	135,070	(113,461)
Less: Net gains (losses) recognized during the period on equity securities sold during the period	29,552	7,246

Unrealized gains (losses) recognized during the reporting period on equity securities still held at the reporting period	105,518	(120,707)

Equity securities without readily determinable fair values
The following table shows carrying amounts of equity securities without readily determinable fair values, for which the measurement alternative is used, and cumulative amounts due to downward adjustments and impairments and upward adjustments, at March 31, 2022 and September 30, 2022:

	March 31, 2022	September 30, 2022

	(in millions of yen)
Carrying amounts at the end of the period	207,407	193,297
Downward adjustments and impairments	6,519	6,887
Upward adjustments	11,623	12,225
The following table shows amounts recognized in earnings during the period due to downward adjustments and impairments and upward adjustments for equity securities without readily determinable fair values.

	Six months ended September 30,
	2021	2022

	(in millions of yen)
Downward adjustments and impairments	1,704	799
Upward adjustments	14,950	669
The MHFG Group elected to measure all equity securities without readily determinable fair values, which do not qualify for the practical expedient to estimate fair value, using the measurement alternative, which is made on an instrument-by-instrument
basis. Under the measurement alternative, equity securities are carried at cost plus or minus changes resulting from observable price changes in orderly transactions for the identical or similar securities of the same issuer. In addition, the MHFG Group assesses whether these equity securities are impaired. Impairment is primarily based on a liquidation value technique that considers the financial condition, credit ratings, and near-term prospects of the issuers. When the observable price changes or impairments exist, the securities are adjusted to fair value, with the full difference between the fair value of the security and its carrying amount recognized in earnings.
Other investments
The following table summarizes the composition of Other investments at March 31, 2022 and September 30, 2022:

	March 31, 2022	September 30, 2022

	(in millions of yen)
Equity method investments	519,552	556,778
Investments held by consolidated investment companies and other	62,836	69,370

Total	582,388	626,148

Equity method investments
Investments in investees over which the MHFG Group has the ability to exert significant influence are accounted for using the equity method of accounting. Such investments included marketable equity securities with carrying values of ¥255,336 million and ¥268,393 million, at March 31, 2022 and September 30, 2022, respectively. The aggregate market values of these marketable equity securities were ¥456,195 million and ¥452,342 million, respective
ly. The majority of the aggregate market values of these marketable equity securities include Orient Corporation, the Chiba Kogyo Bank, Ltd., Joint Stock Commercial Bank for Foreign Trade of Vietnam and Mizuho Leasing Company, Limited of which the MHFG Group’s proportionate share of the total outstanding common stock were
49.00
%,
16.89
%,
15.00
% and
23.54
%, respectively, as of September 30, 2022. In addition, equity method investments include non-marketable
equity securities such as Matthews International Capital Management, LLC and Custody Bank of Japan, Ltd. of which the MHFG Group’s proportionate share of the total outstanding common stock were
18.29
% and
27.00
%, respectively, as of September 30, 2022.
Investments held by consolidated investment companies
The MHFG Group consolidates certain investment companies over which it has control through either ownership or other means. Investment companies are subject to specialized industry accounting which requires investments to be carried at fair value, with changes in fair value recorded in earnings. The MHFG Group maintains this specialized industry accounting for investments held by consolidated investment companies, which consist of marketable and non-marketable
investments.